Note 5 - Revenues (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2			2
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 68,357	$ 62,234
Membership Agreement, Term	1 year
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 300	300
Contract with Customer, Asset, after Allowance for Credit Loss, Total	602	554	$ 580
Contract with Customer, Liability, Total	$ 3,200	$ 2,900
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage		23.00%
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 48,731	$ 44,535
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	71.00%	72.00%
Accounts Receivable, after Allowance for Credit Loss, Total	$ 11,000	$ 11,200
Waste Management Services [Member] | Maximum [Member]
Contract Term	1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	1	2
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	14.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage		25.00%
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 19,626	$ 17,699
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	29.00%	28.00%
Number of Golf Courses	4
Accounts Receivable, after Allowance for Credit Loss, Total	$ 1,000	$ 1,000
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	0	0
Salt Water Injection Operations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 0	$ 0
Customer Advance Deposits [Member]
Contract with Customer, Liability, Total	$ 553	$ 453	$ 430